28. Financial instruments and risk management (Details 3) R$ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Assets
Deposits	R$ 1,612,295	R$ 1,163,759
Total assets	10,378,266	10,004,748
Liabilities
Suppliers	1,403,815	1,249,124
Foreign Exchange Rate Risk [Member]
Assets
Cash and cash equivalents, short-term investments and restricted cash	963,973	1,215,716
Trade receivables	148,538	140,716
Deposits	885,804	655,244
Derivatives	0	40,647
Other assets	352,437	0
Total assets	2,350,752	2,052,323
Liabilities
Short and long-term debt	5,576,835	4,593,169
Finance leases	640,660	1,476,151
Suppliers	903,287	644,775
Derivatives	409,662	34,457
Operating leases	271,485	139,110
Liabilities	7,801,929	6,887,662
Exchange exposure	5,451,177	4,835,339
Commitments not recorded in the statements of financial position
Future commitments resulting from operating leases	7,135,784	5,304,714
Future commitments resulting from firm aircraft orders	63,235,639	45,090,382
Total	70,371,423	50,395,096
Total foreign currency exposure - R$	R$ 75,822,600	R$ 55,230,435
Exchange rate (R$/US$)	3.8748	3.308
Foreign Exchange Rate Risk [Member] | USD
Commitments not recorded in the statements of financial position
Total foreign currency exposure - R$	R$ 19,568,133	R$ 16,696,020